Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments for Capital Leases, Operating Leases and Data Centers

Future minimum payments for our capital leases, operating leases and data centers as of March 31, 2017 are as follows:

Year Ending March 31,	Capital Leases	Operating Leases	Data Centers
2018	$251	$4,743	$14,244
2019	251	7,002	12,240
2020	—	6,329	12,555
2021	—	4,711	10,127
2022	—	3,633	5,706
Thereafter	—	19,885	—
Total minimum lease payments	$502	$46,303	$54,872
Less: Amount representing interest	(24)
Present value of capital lease obligations	478
Less: Current portion	(233)
Long-term portion of capital lease obligations	$245